Related party transactions and balances (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party with their relationships and transactions

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2026 and December 31, 2025:

Name of related parties	Relationship with the Company
Zou Junming Terence	Director, Chief Executive Officer
Lang Chen Fei	Chief Financial Officer as of June 30, 2026, resigned with effect from July 3, 2026
AToll Discovery Pte. Ltd.	Joint venture
Barentsz Capital Limited	Holder of 40% of RGT (BVI) Ltd, a subsidiary, since August 21, 2025

i) Significant transactions with related parties were as follows:

	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Advances to a joint venture	-	2,452	1,895
Share-based payment to CEO	1,542	8,665	6,695
Share-based payment to Chief Financial Officer	-	1,787	1,381
	1,542	12,904	9,971

ii) Significant balances with related parties were as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Advances to a joint venture	1,669	1,320	1,020